Financial liabilities - Disclosure of Schedule for the Contractual Flows of Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [Line Items]
Financial liabilities – current portion	€ 8,709	€ 8,936	€ 2,102
Financial liabilities – non-current portion	22,286	30,957	40,149
State guaranteed loan Société Générale
Disclosure of financial liabilities [Line Items]
Financial liabilities – current portion	4,969	4,884	0
Financial liabilities – non-current portion	10,156	15,116	20,000
State guaranteed loan BNP Paribas
Disclosure of financial liabilities [Line Items]
Financial liabilities – current portion	2,167	2,144	0
Financial liabilities – non-current portion	4,391	6,556	8,700
State guaranteed loans - accrued interest
Disclosure of financial liabilities [Line Items]
Financial liabilities – current portion	0	14	15
Lease finance obligations – Rent Le Virage
Disclosure of financial liabilities [Line Items]
Financial liabilities – current portion	131	244	532
Financial liabilities – non-current portion	0	131	820
Lease liabilities – Premises Innate Inc.
Disclosure of financial liabilities [Line Items]
Financial liabilities – current portion	102	92	90
Financial liabilities – non-current portion	62	154	255
Lease finance obligations – Laboratory equipment
Disclosure of financial liabilities [Line Items]
Financial liabilities – current portion	0	109	177
Financial liabilities – non-current portion	0	0	110
Lease liabilities – Vehicles
Disclosure of financial liabilities [Line Items]
Financial liabilities – current portion	29	31	16
Financial liabilities – non-current portion	42	56	17
Lease liabilities - Printers
Disclosure of financial liabilities [Line Items]
Financial liabilities – current portion	9	9	9
Financial liabilities – non-current portion	0	9	18
Loans – Equipment
Disclosure of financial liabilities [Line Items]
Financial liabilities – current portion	42	56	55
Financial liabilities – non-current portion	0	43	99
Loan – Building
Disclosure of financial liabilities [Line Items]
Financial liabilities – current portion	1,260	1,353	1,210
Financial liabilities – non-current portion	€ 7,635	€ 8,895	€ 10,128